VIRTUS SENIOR FLOATING RATE FUND
Virtus Senior Floating Rate Fund

Virtus Senior Floating Rate Fund,

 a series of Virtus Opportunities Trust

Supplement dated December 30, 2016 to the Summary Prospectuses dated January 28, 2016,

and the Virtus Opportunities Trust Statutory Prospectus,

dated January 28, 2016, each as supplemented

Important Notice to Investors

Under “Fees and Expenses” in the fund’s summary prospectus and the summary section of the statutory prospectus, the “Annual Fund Operating Expenses” table and associated footnotes are hereby replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - VIRTUS SENIOR FLOATING RATE FUND		Class A	Class C	Class I	Class R6
Management Fees		0.60%	0.60%	0.60%	0.60%
Distribution and Shareholder Servicing (12b-1) Fees		0.25%	1.00%	none	none
Interest Expense on Borrowings		0.06%	0.06%	0.06%	0.06%
Other Expenses		0.29%	0.29%	0.29%	0.23%
Total Annual Fund Operating Expenses	[1]	1.20%	1.95%	0.95%	0.89%
Less: Expense Reimbursement	[2]	(0.20%)	(0.20%)	(0.20%)	(0.20%)
Total Annual Fund Operating Expenses After Expense Reimbursement	[1],[2]	1.00%	1.75%	0.75%	0.69%
[1]	The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets appearing in the Financial Highlights tables, which tables reflect only the operating expenses of the fund and do not include acquired fund fees and expenses.
[2]	The fund's investment adviser has contractually agreed to limit the fund's total operating expenses (excluding dividend and interest expenses, leverage expenses, taxes, brokerage commissions, extraordinary expenses and acquired fund fees and expenses) so that such expenses do not exceed 0.94% for Class A Shares, 1.69% for Class C Shares, 0.69% for Class I Shares and 0.63% for Class R6 Shares through January 31, 2018. Following the contractual period, the adviser may discontinue these expense reimbursement arrangements at any time. Under certain conditions, the adviser may recapture operating expenses reimbursed under these arrangements for a period of three years following the time such reimbursement occurred.

Under “Fees and Expenses, the “Example” table is hereby replaced with the following:
Expense Example - VIRTUS SENIOR FLOATING RATE FUND - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Sold	374	626	898	1,672
Class C	Sold	278	593	1,034	2,259
Class I	Sold	77	283	506	1,148
Class R6	Sold	70	264	473	1,078

Expense Example, No Redemption - VIRTUS SENIOR FLOATING RATE FUND - USD ($)	Share Status	1 Year	3 Years	5 Years	10 Years
Class A	Held	374	626	898	1,672
Class C	Held	178	593	1,034	2,259
Class I	Held	77	283	506	1,148
Class R6	Held	70	264	473	1,078